Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

The following table sets forth a breakdown of cash and cash equivalents by currency denomination and jurisdiction as of December 31, 2022 and 2023:

	RMB thousands			RMB thousands equivalent (US$)			RMB thousands equivalent
							(HKD/SGD/IDR)			Total in
	Overseas	China		Overseas	China		Overseas	China		RMB thousands
		Non-VIE	VIE		Non-VIE	VIE		Non-VIE	VIE
December 31, 2022	30,080	4,730	32,147	55,389	—	—	455	—	—	122,801
December 31, 2023	32,470	1,043	23,490	17,486	—	—	159			74,648